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                    Penn Mutual Variable Annuity Account III
                     The Penn Mutual Life Insurance Company
                           Statement of Certification
                            Pursuant to Rule 497(j)


The Registrant hereby certifies that the form of the Prospectuses and Statement of Additional Information, that would have been filed under Paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-4 (File No. 002-77283) which was filed electronically on Friday, April 24, 1998 (Accession No. 0000950109-98-002717).



                         PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                         BY:  THE PENN MUTUAL LIFE INSURANCE COMPANY

Dated: May 4, 1998       By /s/ Richard F. Plush
                           ----------------------------
                         Name: Richard F. Plush
                         Title: Vice President